Equity incentive plan (Details-Nonvested Incentive Units) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Option nonvested, beginning	198,210	275,446	244,964
Weighted average grant date fair Value, beginning	$ 10.25	$ 3.91	$ 3.49
Granted		214,642	176,117
Weighted Average Grant Date Fair Value, granted		$ 13.40	$ 4.08
Vested		(144,695)	(138,659)
Weighted Average Grant Date Fair Value, vested		$ 3.75	$ 3.37
Forfeited/redeemed		(147,183)	(6,976)
Weighted Average Grant Date Fair Value, forfeited/redeemed		$ 9.36	$ 4.08
Option nonvested, ending	162,731	198,210	275,446
Weighted average grant date fair Value, ending	$ 11.36	$ 10.25	$ 3.91
Weighted Average Grant Date Fair Value, granted
Forfeited/redeemed		147,183	6,976
Rubicon Technologies L L C [Member] | Rubicon [Member]
Vested	(35,479)
Weighted Average Grant Date Fair Value, vested	$ 5.19
Forfeited/redeemed
Weighted Average Grant Date Fair Value, forfeited/redeemed
Forfeited/redeemed